JPMORGAN TRUST II

245 Park Avenue

New York, New York 10167

September 17, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I ("Trust")

File Nos. 811-21295 and 333-103022

on behalf of the JPMorgan Inflation Managed Bond Fund, JPMorgan International Equity Fund, JPMorgan International Opportunities Fund, JPMorgan International Value Fund, JPMorgan Intrepid Value Fund and JPMorgan U.S. Equity Fund (the "Funds")

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended ("1940 Act"), is Post-Effective Amendment No. 121 (Amendment No. 122 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A ("Amendment").

This Amendment is being filed in order to add Class R6 Shares for each of the Funds listed above. Also included in this filing are the statements of additional information with respect to the new share classes.

If you have any questions or comments, please call me at (614) 248-7598.

Very truly yours,

/s/Elizabeth A. Davin

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Elizabeth A. Davin

Assistant Secretary